Property, Plant and Equipment and Intangible Assets	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment and Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets
7.
PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS

Movements in property, plant and equipment and intangible assets during the three months ended March 31, 2026 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2026	$2,927,062	$5,099,693	$441,516	$522,851	$114,064	$184,744	$9,289,930
Additions	22,290	408,628	75,737	6,189	3,363	13,360	529,567
Disposals	(972)	—	—	—	(229)	(5,357)	(6,558)
Reclassified between assets	41,535	—	(41,535)	—	—	—	—
Reclassification and other	—	537	—	—	—	—	537
Effect of currency translation	(2,074)	—	(283)	—	(719)	(15)	(3,091)
Cost as of March 31, 2026	$2,987,841	$5,508,858	$475,435	$529,040	$116,479	$192,732	$9,810,385
Accumulated depreciation, amortization and impairment as of January 1, 2026	$(1,143,408)	$(726,116)	$—	$—	$(67,323)	$(97,999)	$(2,034,846)
Depreciation and amortization	(20,094)	(38,661)	—	—	(1,219)	(7,473)	(67,447)
Depreciation and amortization of disposals	249	—	—	—	224	5,357	5,830
Reclassification and other	—	(537)	—	—	—	—	(537)
Effect of currency translation	733	—	—	—	255	15	1,003
Accumulated depreciation, amortization and impairment as of March 31, 2026	$(1,162,520)	$(765,314)	$—	$—	$(68,063)	$(100,100)	$(2,095,997)
Net book value
As of January 1, 2026	$1,783,654	$4,373,577	$441,516	$522,851	$46,741	$86,745	$7,255,084
As of March 31, 2026	$1,825,321	$4,743,544	$475,435	$529,040	$48,416	$92,632	$7,714,388

River vessels

River vessels and equipment and river vessels under construction include amounts attributable to the Group’s river fleet, including vessel improvements and equipment for the Viking Mississippi. In 2012, the Group launched the Longship (“Longship”) series of vessels. As of March 31, 2026, the Group’s river fleet consisted of 90 river vessels, of which 60 are Longships, 12 are small classes based on the Longship design, 15 are other river vessels and three are river vessel charters, including the Viking Mississippi.

During the three months ended March 31, 2026, additions to river vessels and equipment included $22.3 million in improvements to river vessels.

During the three months ended March 31, 2026, there were $75.7 million in additions to river vessels under construction primarily related to progress payments for vessels scheduled for delivery between 2026 and 2028. See Note 14. During the three months ended March 31, 2026, the Group reclassified $41.5 million from river vessels under construction to river vessels and equipment in conjunction with the delivery of one river vessel.

Ocean and expedition ships

In 2015, the Group took delivery of its first ocean ship and as of March 31, 2026, the Group had a fleet of 12 ocean ships.

In 2021, the Group took delivery of its first expedition ship, which is designed for sailings in the polar regions and the Great Lakes of North America. As of March 31, 2026, the Group had a fleet of two expedition ships.

In the first quarter of 2026, the Group acquired the Viking Yidun from China Merchants Viking Cruises Limited (“CMV”), a related party. See Note 17. During the three months ended March 31, 2026, the Group capitalized $408.6 million in ocean and expedition ships and equipment primarily related to the acquisition of the Viking Yidun.

The Group did not identify any impairment indicators related to property, plant and equipment and intangible assets as of March 31, 2026 and December 31, 2025. The Group’s conclusions regarding the valuation of its property, plant and equipment and intangible assets (including goodwill) may change in future periods if factors or circumstances cause the Group to revise its assumptions in future periods, such as inflation or increased interest rates. The Group’s future cash flows may be impacted by climate related risks, including environmental changes or more stringent environmental regulations. Such changes may impact accounting estimates in future periods, which incorporate forecasted financial performance.